Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Time charter and voyage revenues (includes related party revenue of $(3,135) and $1,171 for the three and six months ended June 30, 2016, respectively, and $7,723 and $14,133 for the three and six months ended June 30, 2015, respectively)	$ 44,877	$ 56,473	$ 90,518	$ 113,259
Time charter and voyage expenses	(1,962)	(1,477)	(3,811)	(4,948)
Direct vessel expenses	(1,526)	(757)	(2,990)	(1,294)
Management fees (entirely through related parties transactions)	(14,719)	(14,141)	(29,439)	(27,542)
General and administrative expenses	(2,611)	(1,949)	(5,099)	(3,824)
Depreciation and amortization	(18,809)	(19,045)	(37,614)	(37,144)
Impairment loss	(17,193)	0	(17,193)	0
Interest expense and finance cost	(8,369)	(7,601)	(16,033)	(16,102)
Interest income	92	46	164	99
Other income/ (expense), net	3,413	(194)	4,899	(270)
Net (loss)/ income	$ (16,807)	$ 11,355	$ (16,598)	$ 22,234
Earnings per unit (see Note 15):
Common unit (basic and diluted)	$ (0.2)	$ 0.13	$ (0.2)	$ 0.25